Basis of Presentation and General Information - Summary of Concentration of Risk (Detail) - Revenue Benchmark [Member] - Revenue from Rights Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Charterer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage			24.00%
Charterer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	27.00%	22.00%
Charterer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Charterer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.00%
Charterer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.00%
Charterer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%
Charterer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%